ORGANIZATION - Narrative (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 languange segment $ / shares shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of languages where products are available (more than) | languange		40
Number of operating segments | segment		1
Class of Stock [Line Items]
Cash received per share in transaction (USD per share)	$ 3.00	$ 3.00
New Match Common Stock
Class of Stock [Line Items]
Stock issued in transaction per parent company share (shares) | shares		1
Cash received per share in transaction (USD per share)		$ 3.00